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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [X]; Amendment Number: 1

     This Amendment (Check only one.): [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Assets Investment Management, LLC
Address: 11455 El Camino Real
         Suite 200
         San Diego, CA 92130

Form 13F File Number: 028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ernest S. Rady
Title:            Chief Investment Officer
Phone:            858-350-2600



Signature, Place, and Date of Signing:


/s/  Ernest S. Rady                  	 San Diego, CA   8/5/2011
-------------------------------------   -------------   ----------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
---------------------   ----

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:         100
Form 13F Information Table Value Total:      $  113,976
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name
---   ---------------------   ----

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                           Form 13-F Information Table
                            as of March 31, 2011

                                                                                                    VOTING AUTHORITY
                                   TITLE              VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER  ---------------------
         NAME OF ISSUER          OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------------- --------   --------- -------- --------- --- ---- ------- -------- --------- ------ ----

***BANCO SANT CENT HISP    	Common Stock 05964H105	   742 	63,300 		Sole	N/A	All
ABBOTT LABORATORIES             Common Stock 002824100	 2,453 	50,000 		Sole	N/A	All
ALEXANDRIA REAL ESTATE EQ INC   Common Stock 015271109	    70 	   900 		Sole	N/A	All
ALKERMES INC			Common Stock 01642T108	   518 	40,000 		Sole	N/A	All
AMBAC FINANCIAL GROUP INC       Common Stock 023139108	     2 	15,600 		Sole	N/A	All
AMERICAN ELEC PWR INC		Common Stock 025537101	 1,757 	50,000 		Sole	N/A	All
AMERICAN EXPRESS CO		Common Stock 025816109	   931 	20,600 		Sole	N/A	All
AMERICAN TOWER CORPORATION      Common Stock 029912201	    41 	   800 		Sole	N/A	All
AMERISOURCEBERGEN CORP		Common Stock 03073E105	   712 	18,000 		Sole	N/A	All
APACHE CORP			Common Stock 037411105	   916 	 7,000 		Sole	N/A	All
APPLE COMPUTER INC		Common Stock 037833100	 1,743 	 5,000 		Sole	N/A	All
B WTS BANK AMER CORP            Common Stock 060505104	   126 	50,000 		Sole	N/A	All
BANCO SANTANDER CENT HISADR	Common Stock 05964H105	   586 	50,000 		Sole	N/A	All
BANK AMER CORP			Common Stock 060505104	 4,332 325,000 	 	Sole	N/A	All
BANK OF AMERICA CORP            Common Stock 060505153	   800 	60,000 		Sole	N/A	All
BANK OF AMERICA WTS         	Common Stock 060505153	   126 	50,000 		Sole	N/A	All
BANK OF NEW YORK MELLON CORP    Common Stock 064058100	   299 	10,000 		Sole	N/A	All
BAXTER INTL CORP                Common Stock 071813109	 2,689 	50,000 		Sole	N/A	All
BERKSHIRE HATHAWAY B		Common Stock 084670702	    21 	   250 		Sole	N/A	All
BK NEW YORK MELLON CORP COM	Common Stock 064058100	 1,365 	45,700 		Sole	N/A	All
BP PLC                          Common Stock 055622104	 9,221 208,900 		Sole	N/A	All
BUCKEYE PARTNERS L P		Common Stock 118230101	   953 	15,000 		Sole	N/A	All
CAPITAL ONE FINANCIAL CORP      Common Stock 14040H105	 1,096 	21,100 		Sole	N/A	All
CARDINAL HEALTH INC COM		Common Stock 14149Y108	 1,229 	29,891 		Sole	N/A	All
CAREFUSION CORP COM		Common Stock 14170T101	   703 	24,945 		Sole	N/A	All
CHESAPEAKE ENERGY CORP		Common Stock 165167107	   855 	25,500 		Sole	N/A	All
CHEVRON CORP                    Common Stock 166764100	 6,707 	62,400 		Sole	N/A	All
CISCO SYS INC			Common Stock 17275R102	 1,115 	65,000 		Sole	N/A	All
CITIGROUP INC			Common Stock 172967101	   654 148,000 		Sole	N/A	All
COCA-COLA CO			Common Stock 191216100	 1,990 	30,000 		Sole	N/A	All
CONOCOPHILLIPS                  Common Stock 20825C104	 2,635 	33,000 		Sole	N/A	All
CORESITE REALTY CORP            Common Stock 21870Q105	    68 	 4,300 		Sole	N/A	All
DIGITAL REALTY TRUST INC        Common Stock 253868103	    64 	 1,100 		Sole	N/A	All
DUKE ENERGY CORP COM		Common Stock 26441C105	   908 	50,000 		Sole	N/A	All
DUKE REALTY CORP                Common Stock 264411505	    28 	 2,000 		Sole	N/A	All
ENERGY TRANSFER PARTNERS L P	Common Stock 29273R109	   259 	 5,000 		Sole	N/A	All
EXCEL TR INC COM		Common Stock 30068C109	   472 	40,000 		Sole	N/A	All
EXXON MOBIL CORP		Common Stock 30231G102	 2,103 	25,000 		Sole	N/A	All
FEDERAL REALTY INVESTMENT TRUST Common Stock 313747206	    69 	   850 		Sole	N/A	All
FELCOR LODGING TRUST INC        Common Stock 31430F101	    51 	 8,250 		Sole	N/A	All
FIRST INDUSTRIAL REAL TRUST INC Common Stock 32054K103	    48 	 4,000 		Sole	N/A	All
GENERAL ELEC CO			Common Stock 369604103	 6,534 325,900 		Sole	N/A	All
GOLDMAN SACHS GROUP INC		Common Stock 38141G104	 1,681 	10,600 		Sole	N/A	All
GOOGLE INC                      Common Stock 38259P508	   234 	   400 		Sole	N/A	All
GOOGLE INC-CL A			Common Stock 38259P508	   469 	   800 		Sole	N/A	All
HARTFORD FIN SER GROUP, INC.    Common Stock 416515104	 1,091 	40,500 		Sole	N/A	All
HECKMANN CORP COM		Common Stock 422680108	    66 	10,000 		Sole	N/A	All
HOST HOTELS & RESORTS INC	Common Stock 44107P104	   534 	30,297 		Sole	N/A	All
HUNTINGTON BANCSHARES INC	Common Stock 446150104	   166 	25,000 		Sole	N/A	All
INTEL CORP			Common Stock 458140100	 1,312 	65,000 		Sole	N/A	All
INTERNATIONAL BUSINESS MACH     Common Stock 459200101	   652 	 4,000 		Sole	N/A	All
ISHARES DOW JONES US REAL EST   Common Stock 464287739	   368 	 6,192 		Sole	N/A	All
JOHNSON & JOHNSON		Common Stock 478160104	 2,074 	35,000 		Sole	N/A	All
JPMORGAN CHASE & CO		Common Stock 46625H100	   692 	15,000 		Sole	N/A	All
KROGER CO			Common Stock 501044101	   479 	20,000 		Sole	N/A	All
LAS VEGAS SANDS CORP            Common Stock 517834107	    63 	 1,500 		Sole	N/A	All
LOWES COS INC			Common Stock 548661107	   396 	15,000 		Sole	N/A	All
MACERICH CO			Common Stock 554382101	 6,396 129,126 		Sole	N/A	All
MANULIFE FINANCIAL CORP         Common Stock 56501R106	   177 	10,000 		Sole	N/A	All
MANULIFE FINL CORP		Common Stock 56501R106	   796 	45,000 		Sole	N/A	All
MARRIOTT INTERNATIONAL, INC.    Common Stock 571903202	    53 	 1,500 		Sole	N/A	All
MCKESSON CORP COM		Common Stock 58155Q103	 1,621 	20,500 		Sole	N/A	All
MERCK & CO COM			Common Stock 58933Y105	 1,651 	50,000 		Sole	N/A	All
METLIFE INC COM			Common Stock 59156R108	 2,013 	45,000 		Sole	N/A	All
MGIC INVT CORP WIS		Common Stock 552848103	    80 	 9,000 		Sole	N/A	All
MICROSOFT CORP			Common Stock 594918104	   508 	20,000 		Sole	N/A	All
MICROSOFT CORP                  Common Stock 594918104	   254 	10,000 		Sole	N/A	All
MORGAN STANLEY			Common Stock 617446448	 1,284 	47,000 		Sole	N/A	All
NV ENERGY INC COM		Common Stock 67073Y106	   298 	20,000 		Sole	N/A	All
ONEOK PARTNERS L P		Common Stock 68268N103	   725 	 8,800 		Sole	N/A	All
ORACLE CORP			Common Stock 68389X105	   463 	13,837 		Sole	N/A	All
ORACLE CORP AND OZARK HOLDING   Common Stock 68389X105	   264 	 7,900 		Sole	N/A	All
OVERSEAS SHIPHOLDING GROUP INC	Common Stock 690368105	 3,889 121,000 	 	Sole	N/A	All
PEPSICO INC			Common Stock 713448108	 1,997 	31,000 		Sole	N/A	All
PFIZER INC			Common Stock 717081103	 2,234 110,000 		Sole	N/A	All
PG & E CORP			Common Stock 69331C108	 1,281 	29,000 		Sole	N/A	All
PINNACLE WEST CAP CORP		Common Stock 723484101	 1,926 	45,000 		Sole	N/A	All
PNC FINL SVCS GROUP INC     	Common Stock 693475121	   180 	12,000 		Sole	N/A	All
PPL CORP			Common Stock 69351T106	 1,012 	40,000 		Sole	N/A	All
PRUDENTIAL FINL INC COM		Common Stock 744320102	   677 	11,000 		Sole	N/A	All
QUALCOMM INC			Common Stock 747525103	 1,025 	18,700 		Sole	N/A	All
ROYAL DUTCH SHELL PLC           Common Stock 780259206	 2,186 	30,000 		Sole	N/A	All
SAUL CENTERS INC                Common Stock 804395101	    89 	 2,000 		Sole	N/A	All
SCHLUMBERGER LTD		Common Stock 806857108	 1,270 	13,622 		Sole	N/A	All
SOUTHERN CO			Common Stock 842587107	   572 	15,000 		Sole	N/A	All
STARWOOD HOTELS & RESORTS W	Common Stock 85590A401	 1,906 	32,800 		Sole	N/A	All
STRATEGIC HOTELS & RESORTS INC  Common Stock 86272T106	   114 	17,700 		Sole	N/A	All
SUNSTONE HOTEL INVESTORS INC    Common Stock 867892101	    45 	 4,400 		Sole	N/A	All
TAUBMAN CENTERS INC             Common Stock 876664103	    43 	   800 		Sole	N/A	All
TEVA PHARMACEUTICAL SPNSRD ADR	Common Stock 881624209	   502 	10,000 		Sole	N/A	All
TOYOTA MOTOR CORP               Common Stock 892331307	 1,284 	16,000 		Sole	N/A	All
TRANSATLANTIC HLDGS INC		Common Stock 893521104	   195 	 4,000 		Sole	N/A	All
WALGREEN CO			Common Stock 931422109	 1,204 	30,000 		Sole	N/A	All
WELLS FARGO & CO COM		Common Stock 949746101	 3,081 	97,162 		Sole	N/A	All
WTS JPMORGAN CHASE & COMPANY    Common Stock 46634E114	    67 	 4,000 		Sole	N/A	All
APACHE CO PFD			Preferred St 037411808	    85 	 1,200 		Sole	N/A	All
CITIGROUP INC CONV PFD		Preferred St 172967416	    89 	   700 		Sole	N/A	All
DUPONT FABROS TECHNOLOGY INC    Preferred St 26613Q106	    30 	 1,200 		Sole	N/A	All
HARTFORD FINANCIAL SERVICES GR  Preferred St 416515708	 1,797 	69,000 		Sole	N/A	All
METLIFE CONV PFD		Preferred St 59156R116	   382 	 4,500 		Sole	N/A	All



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